SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 137,943	$ 124,609
Impairment of intangible assets	238,821	238,821
Valuation allowance	(332,846)	(332,846)
Total deferred tax assets	43,918	30,584
Temporary difference of intangible asset	25,200	25,200
Total deferred tax liabilities	$ 25,200	$ 25,200